Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables.
Summary of trade and other receivables

	2021	2022
	£m	£m
Trade receivables	1,738	2,193
Loss allowance	(106)	(118)
	1,632	2,075
Prepayments and accrued income	316	310
Current tax receivable	10	15
Net finance lease receivable	2	5
Total	1,960	2,405

Summary of movements in loss allowance

	2021	2022
	£m	£m
At start of year	99	106
Charge for the year	17	11
Trade receivables written off	(8)	(7)
Exchange translation differences	(2)	8
At end of year	106	118